Segmental Reporting	3 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Segmental Reporting

20. Segmental Reporting

The Company has two reportable operating segments. These segments are:

(i)	Betting establishments

The operating of web based as well as land based leisure betting establishments situated throughout Italy; and

(ii)	Betting platform software and services

Provider of certified betting Platform software services to leisure betting establishments in Italy and 11 other countries.

The operating assets and liabilities of the reportable segments are as follows:

	March 31, 2021
	Betting establishments	Betting platform software and services	All other	Total

Purchase of non-current assets	$2,081	$44,157	$34,166	$80,404
Assets
Current assets	12,300,829	822,379	10,479,298	23,602,506
Non-current assets	7,081,460	6,169,034	1,658,077	14,908,571
Liabilities
Current liabilities	(8,675,683)	(698,241)	(661,593)	(10,035,517)
Non-current liabilities	(1,055,027)	(1,201,997)	—	(2,257,024)
Intercompany balances	4,273,141	(318,375)	(3,954,766)	—
Net asset position	$13,924,720	$4,772,800	$7,521,016	$26,218,536

The segment operating results of the reportable segments are disclosed as follows:

	March 31, 2021
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Net Gaming Revenue	$14,065,599	$91,729	$—	$—	$14,157,328
Intercompany Service revenue	97,624	802,112	—	(899,736)	—
	14,163,223	893,841	—	(899,736)	14,157,328

Operating expenses
Intercompany service expense	802,112	97,624	—	(899,736)	—
Selling expenses	10,657,764	4,051	—	—	10,661,815
General and administrative expenses	1,687,969	1,264,188	1,193,053	—	4,145,210
	13,147,845	1,365,863	1,193,053	(899,736)	14,807,025

Income (Loss) from operations	1,015,378	(472,022)	(1,193,053)	—	(649,697)

Other (expense) income
Interest expense, net	(2,692)	(3)	(5,154)	—	(7,849)
Amortization of debt discount	—	—	(12,833)	—	(12,833)
Other income	280,882	462	—	—	281,344
Other expense	(24,118)	(2.812)	—	—	(26,930)
Gain on marketable securities	—	—	195,000	—	195,000
Total other (expenses) income	254,072	(2,353)	177,013	—	428,732

(Loss) Income before Income Taxes	1,269,450	(474,375)	(1,016,040)	—	(220,965)
Income tax provision	(393,410)	4,796	—	—	(388,614)
Net (Loss) Income	$876,040	$(469,579)	$(1,016,040)	$—	$(609,579)

The operating assets and liabilities of the reportable segments are as follows:

	March 31, 2020
	Betting establishments	Betting platform software and services	All other	Total

Purchase of non-current assets	$28,758	$22,534	$—	$51,293
Assets
Current assets	7,928,294	365,476	359,852	8,653,622
Non-current assets	12,633,088	6,514,244	1,279,174	20,426,506
Liabilities
Current liabilities	(5,911,483)	(503,558)	(9,918,078)	(16,333,119)
Non-current liabilities	(1,227,525)	(1,316,117)	—	(2,543,642)
Intercompany balances	6,130,287	227,718	(6,358,005)	—
Net asset position	$19,552,661	$5,287,763	$(14,637,057)	$10,203,367

The segment operating results of the reportable segments are disclosed as follows:

	March 31, 2020
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Net Gaming Revenue	$10,160,370	$9,804	$—	$—	$10,170,174
Intercompany Service revenue	25,090	799,714	—	(824,804)	—
	10,185,460	809,518	—	(824,804)	10,170,174

Operating expenses
Intercompany service expense	799,714	25,090	—	(824,804)	—
Selling expenses	6,210,347	553,897	—	—	6,764,244
General and administrative expenses	1,245,510	444,538	581,830	—	2,271,878
	8,255,571	1,023,525	581,830	(824,804)	9,036,122

Income (Loss) from operations	1,929,889	(214,007)	(581,830)	—	1,134,052

Other (expense) income
Interest expense, net	(49,349)	3	(90,628)	—	(139,974)
Amortization of debt discount	—	—	(450,229)	—	(450,229)
Gain on marketable securities	—	—	130,000	—	130,000
Other income	11,798	—	—	—	11,798
Total other (expenses) income	(37,551)	3	(410,857)	—	(448,405)

Income (Loss) before Income Taxes	1,892,338	(214,004)	(992,687)	—	685,647
Income tax provision	(545,868)	(5,530)	23,360	—	(528,038)
Net Income (Loss)	$1,346,470	$(219,534)	$(969,327)	$—	$157,609